Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000919160
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 6, 2011
Renminbi Yuan & Bond Fund (Prospectus Summary) | Renminbi Yuan & Bond Fund | Renminbi Yuan & Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GARBX

Renminbi Yuan & Bond Fund (Prospectus Summary) | Renminbi Yuan & Bond Fund
Renminbi Yuan & Bond Fund
Investment Objective
The Renminbi Yuan & Bond Fund seeks total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Renminbi Yuan & Bond Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Renminbi Yuan & Bond Fund
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed):	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Renminbi Yuan & Bond Fund
Management Fees:		0.55%
Distribution (12b-1) Fees:		none
Shareholder servicing plan fees		0.08%
All Other Expenses		0.27%
Other Expenses:	[1]	0.35%
Total Annual Fund Operating Expenses:	[2]	0.90%
[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to reimburse expenses (excluding interest, taxes, dividends on short positions and extraordinary expenses) in order to the limit the Fund's Total Annual Operating Expenses to 0.90% through June 30, 2013. To the extent that the Advisor absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the 0.90% expense cap.

For additional information about the Fund's expenses, please see {{Fund
Expenses}}, and {{Redemption Fee}} in the prospectus.

Example
This example is intended to help you compare the cost of investing in the
Renminbi Yuan & Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Renminbi Yuan & Bond Fund	92	287

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly created, and as a result, does not have a portfolio turnover rate.

Principal Investment Strategies
The Renminbi Yuan & Bond Fund normally will invest at least 80% of its net assets in Renminbi Yuan-denominated debt instruments that are issued by corporations and by the Chinese government (including its agencies or instrumentalities) and traded (i) over the counter in Hong Kong or on Euroclear or (ii) in other developing markets, including the China Interbank Bond Market
("CIBM"), and in cash and cash equivalents, bank deposits, certificates of deposit and short-term commercial paper denominated in Renminbi or
Yuan. Renminbi ( or "RMB") is the officially currency of China, with the principal unit being the Yuan. The Fund may, when desirable, invest up to 20% of its net assets in convertible securities of companies connected to the China region. The Fund also may invest in derivative instruments, commercial paper, convertible securities and equity-linked notes, denominated in RMB or Yuan or other currencies. The Fund intends to use derivative instruments for settlement purposes, and as a substitute for conventional securities if conventional securities are not available. The Fund will treat a derivative instrument used for these purposes as satisfying the 80% test if the investment is intended to provide exposure to the Renminbi or the Yuan.

The Renminbi Yuan-denominated bond market in Hong Kong is a newly developed market, with a relatively small number of issuers. The Advisor expects that the
Fund's initial investments will be connected to the China region, although non-Chinese issuers have issued bonds that are available in the over the counter
Renminbi Yuan bond market in Hong Kong and in the CIBM. The Advisor believes that as the market develops and more issuers elect to participate, the Fund's holdings will diversify into issuers not connected with the China region. The
Fund's portfolio initially will be heavily weighted sovereign debt issued by
China and its agencies and instrumentalities, companies in the banking sector and Chinese companies and companies with significant connections to the Chinese economy. The Fund will concentrate its investments in securities issued or guaranteed by the Chinese government.

The Fund's concentration may vary depending on changing market conditions
(including but not limited to, liquidity, volatility, and the number of issuers and terms of bond issues). The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have fewer holdings than a fund that is not concentrated. The Fund may hold securities of all market capitalization companies, including companies in emerging markets. The Fund may invest in securities having short, medium or long-term maturities. The Fund may invest in securities that are considered "investment grade" or "high yield." Additional information on Principal Investment
Strategies can be found in the prospectus. Also see Additional Investment
Strategies and Risks in the Statement of Additional Information.

Principal Risks
Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to the greater volatility of foreign markets. Additionally, global securities markets have been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund. This
Fund invests in debt securities that are traded over the counter in a newly developing market. You may lose money by investing in this Fund if any of the following occur:

· Issuers do not make interest or principal payments when due, or "pre-pay" or
  "extend" their obligations;

· The Fund invests in unsecured debt instruments, and an issuer defaults;

· Interest rate fluctuations or adverse news about an issuer causes the Fund's investments to decline in value;

· An increase in interest rates causes the Fund's investments to decline in value, and a change in interest rates could have a greater effect on the
  Fund's longer term investments;

· Political, social, currency-rate fluctuations or economic instability within
  China, or a decline in investor interest in China, cause the Fund's investments to decline in value;

. The Fund's investments are concentrated in sovereign debt of China, and weighted in issuers in the banking and finance industries, and these investment sectors decline in value;

· The Fund has difficulty selling Renminbi Yuan bond holdings due to low liquidity and high volatility;

· The Fund has difficulty acquiring suitable investments due to competition for the limited number of issues, or liquidity limitations;

· The Fund invests in emerging markets, which have different account, auditing and reporting standards;

· The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

· The Fund becomes adversely affected by restrictions on foreign ownership or currency exchange controls;

· Chinese currencies decline in value relative to the U.S. dollar;

· Chinese currencies (the Renminbi ("RMB"), and the Yuan (traded as "CNH" in
  Hong Kong and "CNY" in mainland China), diverge from each other and the Fund's investments are negatively affected;

· The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

· The Fund's use of derivatives is not effective in achieving the Fund's investment objective;

· The Fund is non-diversified and may hold large positions in a relatively small number of issues, which may make the Fund's performance more volatile than a diversified fund, and expose the Fund to greater loss if there is a decline in value in the Fund's investments;

· The Fund's initial focus on securities issued by companies economically tied to China exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among other regions;

· The Advisor's strategy does not achieve the Fund's investment objective or the
  Advisor does not implement the strategy properly.

China/Emerging Markets Risk: The Fund invests in issuers connected to China, and in issuers in a newly-developed trading market, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.

Foreign Securities Risk: Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities or currency in payment of interest or principal, and liquidity risks, and these may be heightened in emerging markets.

Emerging Trading Market Risk: Renminbi Yuan-denominated bonds are traded in newly developed, emerging trading markets characterized by relatively few numbers of issuers and relatively low trading volume, resulting in substantially less liquidity and greater price volatility as compared to more developed markets.

Debt Securities Risk: Numerous factors can negatively impact the value of debt securities, including economic factors, such as the ability of issuers to pay principal and interest as the debt becomes due, interest rate fluctuations and inflation rates, as well as non-economic factors such as foreign government regulation and political events. The Fund may invest in securities of any maturity and quality and may invest without limit in securities that are rated below "investment grade" or the unrated equivalent. Many of the Renminbi Yuan bonds in which the Fund invests will not have a credit rating issued by a nationally recognized statistical ratings organization ("NRSRO"), and the
Advisor will conduct its own determination of creditworthiness of the issuer.

China Currency Risk: China's currency, the Renminbi (RMB), may be traded offshore (primarily in Hong Kong, at present) or in mainland China. At present, the Fund can buy Renminbi only at the offshore exchange rate. The offshore and the onshore Renminbi exchange rates may diverge in value, which could decrease the value of the Fund's investments if the currency is more desirable in one market than in another. Fund will have to acquire RMB to make investments, and convert RMB to US dollars to pay redemptions. There is no guarantee that the
Fund will be able to obtain access to the relatively more desirable currency, for investment purposes, and the Fund's ability to convert RMB to U.S. dollars may be limited.

Non-Diversification Risk: The Renminbi Yuan & Bond Fund is non-diversified. It may hold larger positions in a relatively small number of fixed income securities and may be exposed to fewer issuers. This may make the Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

Market Risk:   The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. The market value of a security may rise or fall because of market activity or factors unrelated to the issuer. The price of a security tends to fall when there are more sellers than buyers, and rise when there are more buyers than sellers. This is a risk associated with all securities.

Small Companies: The Fund's investments in securities issued by small companies may be more volatile in price than those of larger companies and involve substantial risks. Small issuers may be more sensitive to economic conditions, have more variable growth prospects, lack management experience and may have less capital for growth and development and limited product lines and markets;
and may be more sensitive to interest rate increases, because it may be more difficult for these issuers to borrow money to invest in their businesses, and it may be more difficult for these issuers to repay loans.

Redemption Risk: It is possible that the Fund could lose money if it had to sell securities to meet redemption requests, if redemptions are large, occur during volatile market periods, or when the Fund's investments have declined in value, or if the securities to be sold become undesirable or illiquid.

See Risks of Investing in the Fund for a general discussion of the risks associated with investing in the Renminbi Yuan & Bond Fund.

For more information on the risks of investing in this Fund, please see the
Principal Risks and Risks of Investing in the Fund in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the
Statement of Additional Information.

Performance
No performance information is available for the Fund since it is new.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 30, 2011
Renminbi Yuan & Bond Fund (Prospectus Summary) | Renminbi Yuan & Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Renminbi Yuan & Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Renminbi Yuan & Bond Fund seeks total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Renminbi Yuan & Bond Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly created, and as a result, does not have a portfolio turnover rate.

Operating Expense, Closing	ck0000919160_ExpenseClosingTextBlock
For additional information about the Fund's expenses, please see {{Fund
Expenses}}, and {{Redemption Fee}} in the prospectus.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Renminbi Yuan & Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Renminbi Yuan & Bond Fund normally will invest at least 80% of its net assets in Renminbi Yuan-denominated debt instruments that are issued by corporations and by the Chinese government (including its agencies or instrumentalities) and traded (i) over the counter in Hong Kong or on Euroclear or (ii) in other developing markets, including the China Interbank Bond Market
("CIBM"), and in cash and cash equivalents, bank deposits, certificates of deposit and short-term commercial paper denominated in Renminbi or
Yuan. Renminbi ( or "RMB") is the officially currency of China, with the principal unit being the Yuan. The Fund may, when desirable, invest up to 20% of its net assets in convertible securities of companies connected to the China region. The Fund also may invest in derivative instruments, commercial paper, convertible securities and equity-linked notes, denominated in RMB or Yuan or other currencies. The Fund intends to use derivative instruments for settlement purposes, and as a substitute for conventional securities if conventional securities are not available. The Fund will treat a derivative instrument used for these purposes as satisfying the 80% test if the investment is intended to provide exposure to the Renminbi or the Yuan.

The Renminbi Yuan-denominated bond market in Hong Kong is a newly developed market, with a relatively small number of issuers. The Advisor expects that the
Fund's initial investments will be connected to the China region, although non-Chinese issuers have issued bonds that are available in the over the counter
Renminbi Yuan bond market in Hong Kong and in the CIBM. The Advisor believes that as the market develops and more issuers elect to participate, the Fund's holdings will diversify into issuers not connected with the China region. The
Fund's portfolio initially will be heavily weighted sovereign debt issued by
China and its agencies and instrumentalities, companies in the banking sector and Chinese companies and companies with significant connections to the Chinese economy. The Fund will concentrate its investments in securities issued or guaranteed by the Chinese government.

The Fund's concentration may vary depending on changing market conditions
(including but not limited to, liquidity, volatility, and the number of issuers and terms of bond issues). The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have fewer holdings than a fund that is not concentrated. The Fund may hold securities of all market capitalization companies, including companies in emerging markets. The Fund may invest in securities having short, medium or long-term maturities. The Fund may invest in securities that are considered "investment grade" or "high yield." Additional information on Principal Investment
Strategies can be found in the prospectus. Also see Additional Investment
Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to the greater volatility of foreign markets. Additionally, global securities markets have been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund. This
Fund invests in debt securities that are traded over the counter in a newly developing market. You may lose money by investing in this Fund if any of the following occur:

· Issuers do not make interest or principal payments when due, or "pre-pay" or
  "extend" their obligations;

· The Fund invests in unsecured debt instruments, and an issuer defaults;

· Interest rate fluctuations or adverse news about an issuer causes the Fund's investments to decline in value;

· An increase in interest rates causes the Fund's investments to decline in value, and a change in interest rates could have a greater effect on the
  Fund's longer term investments;

· Political, social, currency-rate fluctuations or economic instability within
  China, or a decline in investor interest in China, cause the Fund's investments to decline in value;

. The Fund's investments are concentrated in sovereign debt of China, and weighted in issuers in the banking and finance industries, and these investment sectors decline in value;

· The Fund has difficulty selling Renminbi Yuan bond holdings due to low liquidity and high volatility;

· The Fund has difficulty acquiring suitable investments due to competition for the limited number of issues, or liquidity limitations;

· The Fund invests in emerging markets, which have different account, auditing and reporting standards;

· The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

· The Fund becomes adversely affected by restrictions on foreign ownership or currency exchange controls;

· Chinese currencies decline in value relative to the U.S. dollar;

· Chinese currencies (the Renminbi ("RMB"), and the Yuan (traded as "CNH" in
  Hong Kong and "CNY" in mainland China), diverge from each other and the Fund's investments are negatively affected;

· The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

· The Fund's use of derivatives is not effective in achieving the Fund's investment objective;

· The Fund is non-diversified and may hold large positions in a relatively small number of issues, which may make the Fund's performance more volatile than a diversified fund, and expose the Fund to greater loss if there is a decline in value in the Fund's investments;

· The Fund's initial focus on securities issued by companies economically tied to China exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among other regions;

· The Advisor's strategy does not achieve the Fund's investment objective or the
  Advisor does not implement the strategy properly.

China/Emerging Markets Risk: The Fund invests in issuers connected to China, and in issuers in a newly-developed trading market, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.

Foreign Securities Risk: Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities or currency in payment of interest or principal, and liquidity risks, and these may be heightened in emerging markets.

Emerging Trading Market Risk: Renminbi Yuan-denominated bonds are traded in newly developed, emerging trading markets characterized by relatively few numbers of issuers and relatively low trading volume, resulting in substantially less liquidity and greater price volatility as compared to more developed markets.

Debt Securities Risk: Numerous factors can negatively impact the value of debt securities, including economic factors, such as the ability of issuers to pay principal and interest as the debt becomes due, interest rate fluctuations and inflation rates, as well as non-economic factors such as foreign government regulation and political events. The Fund may invest in securities of any maturity and quality and may invest without limit in securities that are rated below "investment grade" or the unrated equivalent. Many of the Renminbi Yuan bonds in which the Fund invests will not have a credit rating issued by a nationally recognized statistical ratings organization ("NRSRO"), and the
Advisor will conduct its own determination of creditworthiness of the issuer.

China Currency Risk: China's currency, the Renminbi (RMB), may be traded offshore (primarily in Hong Kong, at present) or in mainland China. At present, the Fund can buy Renminbi only at the offshore exchange rate. The offshore and the onshore Renminbi exchange rates may diverge in value, which could decrease the value of the Fund's investments if the currency is more desirable in one market than in another. Fund will have to acquire RMB to make investments, and convert RMB to US dollars to pay redemptions. There is no guarantee that the
Fund will be able to obtain access to the relatively more desirable currency, for investment purposes, and the Fund's ability to convert RMB to U.S. dollars may be limited.

Non-Diversification Risk: The Renminbi Yuan & Bond Fund is non-diversified. It may hold larger positions in a relatively small number of fixed income securities and may be exposed to fewer issuers. This may make the Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

Market Risk:   The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. The market value of a security may rise or fall because of market activity or factors unrelated to the issuer. The price of a security tends to fall when there are more sellers than buyers, and rise when there are more buyers than sellers. This is a risk associated with all securities.

Small Companies: The Fund's investments in securities issued by small companies may be more volatile in price than those of larger companies and involve substantial risks. Small issuers may be more sensitive to economic conditions, have more variable growth prospects, lack management experience and may have less capital for growth and development and limited product lines and markets;
and may be more sensitive to interest rate increases, because it may be more difficult for these issuers to borrow money to invest in their businesses, and it may be more difficult for these issuers to repay loans.

Redemption Risk: It is possible that the Fund could lose money if it had to sell securities to meet redemption requests, if redemptions are large, occur during volatile market periods, or when the Fund's investments have declined in value, or if the securities to be sold become undesirable or illiquid.

See Risks of Investing in the Fund for a general discussion of the risks associated with investing in the Renminbi Yuan & Bond Fund.

For more information on the risks of investing in this Fund, please see the
Principal Risks and Risks of Investing in the Fund in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the
Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Renminbi Yuan & Bond Fund is non-diversified. It may hold larger positions in a relatively small number of fixed income securities and may be exposed to fewer issuers. This may make the Fund's performance more volatile than would be the case if it had a diversified investment portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is available for the Fund since it is new.

Renminbi Yuan & Bond Fund | Renminbi Yuan & Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed):	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees:	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.08%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses:	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.90%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287

[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to reimburse expenses (excluding interest, taxes, dividends on short positions and extraordinary expenses) in order to the limit the Fund's Total Annual Operating Expenses to 0.90% through June 30, 2013. To the extent that the Advisor absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the 0.90% expense cap.